UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2009

*	This Form N-CSR pertains to the following series of the Registrant: MFS Sector Rotational Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Sector Rotational Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

MSR-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hewlett-Packard Co.	3.0%
International Business Machines Corp.	2.9%
Best Buy Co., Inc.	2.7%
L-3 Communications Holdings, Inc.	2.6%
Noble Corp.	2.5%
Synopsys, Inc.	2.5%
National Oilwell Varco, Inc.	2.4%
Goodrich Corp.	2.3%
BMC Software, Inc.	2.3%
Symantec Corp.	2.3%

Equity sectors
Health Care	19.2%
Technology	14.0%
Financial Services	12.5%
Energy	11.3%
Retailing	9.8%
Industrial Goods & Services	9.5%
Utilities & Communications	8.8%
Leisure	4.7%
Consumer Staples	4.1%
Special Products & Services	2.9%
Basic Materials	2.1%

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,
November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.40%	$1,000.00	$898.39	$6.59
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
B	Actual	2.08%	$1,000.00	$894.74	$9.77
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
C	Actual	2.08%	$1,000.00	$895.56	$9.78
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
W	Actual	1.18%	$1,000.00	$899.36	$5.56
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R1	Actual	2.08%	$1,000.00	$895.56	$9.78
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
R2	Actual	1.58%	$1,000.00	$897.46	$7.43
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
R3	Actual	1.33%	$1,000.00	$898.47	$6.26
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R4	Actual	1.08%	$1,000.00	$899.44	$5.09
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.36% for Class A and Class R3 shares, 2.11% for Class B, Class C, and Class R1 shares, 1.21% for Class W shares, 1.61% for Class R2 shares, and 1.11% for Class R4 shares. The actual expenses paid during the period would have been approximately $6.40 for Class A and Class R3 shares, $9.92 for Class C and Class R1 shares, $9.91 for Class B shares, $5.75 for Class W shares, $7.57 for Class R2 shares, and $5.23 for Class R4 shares; and the hypothetical expenses paid during the period would have been approximately $6.80 for Class A and Class R3 shares, $10.54 for Class B, Class C, and Class R1 shares, $6.06 for Class W shares, $8.05 for Class R2 shares, and $5.56 for Class R4 shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 8.7%
General Dynamics Corp.	92,938	$4,802,101
Goodrich Corp.	127,150	5,630,202
L-3 Communications Holdings, Inc.	82,230	6,261,815
Raytheon Co.	100,490	4,545,163

		$21,239,281
Biotechnology - 3.9%
Gilead Sciences, Inc. (a)	110,050	$5,040,290
Myriad Genetics, Inc. (a)	115,920	4,496,537

		$9,536,827
Brokerage & Asset Managers - 1.0%
Greenhill & Co., Inc.	32,600	$2,527,478

Business Services - 1.1%
Fiserv, Inc. (a)	69,270	$2,585,156

Chemicals - 1.1%
Monsanto Co.	30,730	$2,608,670

Computer Software - 7.0%
BMC Software, Inc. (a)	159,980	$5,546,507
Symantec Corp. (a)	321,090	5,538,803
Synopsys, Inc. (a)	278,810	6,072,482

		$17,157,792
Computer Software - Systems - 5.9%
Hewlett-Packard Co.	202,985	$7,303,400
International Business Machines Corp.	69,700	7,193,737

		$14,497,137
Consumer Goods & Services - 2.7%
Apollo Group, Inc., “A” (a)	34,470	$2,169,887
Colgate-Palmolive Co.	38,090	2,247,310
ITT Educational Services, Inc. (a)	20,980	2,114,155

		$6,531,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.9%
Valero Energy Corp.	234,000	$4,642,560

Engineering - Construction - 0.8%
Fluor Corp.	53,460	$2,024,530

Food & Beverages - 3.2%
Archer Daniels Midland Co.	179,560	$4,420,767
Flowers Foods, Inc.	143,620	3,317,622

		$7,738,389
Food & Drug Stores - 1.8%
Kroger Co.	104,210	$2,253,020
Safeway, Inc.	111,850	2,209,038

		$4,462,058
General Merchandise - 3.2%
Dollar Tree, Inc. (a)	101,130	$4,281,844
Family Dollar Stores, Inc.	109,900	3,647,581

		$7,929,425
Health Maintenance Organizations - 2.2%
Aetna, Inc.	243,450	$5,358,335

Insurance - 3.2%
Torchmark Corp.	118,360	$3,471,499
Unum Group	261,490	4,272,747

		$7,744,246
Internet - 1.1%
Google, Inc., “A” (a)	6,600	$2,613,402

Major Banks - 4.4%
Goldman Sachs Group, Inc.	40,390	$5,190,115
State Street Corp.	161,000	5,494,930

		$10,685,045
Medical & Health Technology & Services - 4.3%
Express Scripts, Inc. (a)	43,220	$2,764,783
McKesson Corp.	115,680	4,280,160
Omnicare, Inc.	130,270	3,349,242

		$10,394,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.2%
Baxter International, Inc.	109,590	$5,315,115
Medtronic, Inc.	81,460	2,606,720

		$7,921,835
Oil Services - 9.4%
National Oilwell Varco, Inc. (a)	195,500	$5,919,740
Noble Corp.	227,700	6,223,041
Tidewater, Inc.	122,350	5,291,638
Transocean, Inc. (a)	81,450	5,496,246

		$22,930,665
Other Banks & Diversified Financials - 3.9%
Hudson City Bancorp, Inc.	204,160	$2,564,250
New York Community Bancorp, Inc.	230,120	2,602,657
Northern Trust Corp.	80,460	4,373,806

		$9,540,713
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	229,160	$4,399,872
Eli Lilly & Co.	150,180	4,943,926
Johnson & Johnson	84,490	4,423,896

		$13,767,694
Printing & Publishing - 1.5%
FactSet Research Systems, Inc.	69,670	$3,733,615

Restaurants - 3.2%
Darden Restaurants, Inc.	83,200	$3,075,904
McDonald’s Corp.	87,810	4,679,395

		$7,755,299
Specialty Chemicals - 1.0%
Lubrizol Corp.	58,300	$2,519,726

Specialty Stores - 4.8%
Advance Auto Parts, Inc.	56,270	$2,461,813
Best Buy Co., Inc.	172,770	6,630,913
Ross Stores, Inc.	68,110	2,584,093

		$11,676,819
Telephone Services - 1.3%
CenturyTel, Inc.	114,650	$3,112,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 7.5%
Exelon Corp.	90,760	$4,186,759
FPL Group, Inc.	89,790	4,829,804
NSTAR	141,570	4,446,714
PG&E Corp.	129,050	4,790,336

		$18,253,613
Total Common Stocks (Identified Cost, $252,163,818)		$241,488,595

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,966,616	$1,966,616
Total Investments (Identified Cost, $254,130,434)		$243,455,211

Other Assets, Less Liabilities - 0.3%		670,856
Net Assets - 100.0%		$244,126,067

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $252,163,818)	$241,488,595
Underlying funds, at cost and value	1,966,616
Total investments, at value (identified cost, $254,130,434)	$243,455,211
Receivables for
Investments sold	12,085,490
Fund shares sold	524,879
Dividends	290,328
Other assets	4,137
Total assets	$256,360,045
Liabilities
Payables for
Investments purchased	$11,306,028
Fund shares reacquired	767,529
Payable to affiliates
Investment adviser	4,290
Management fee	10,043
Shareholder servicing costs	90,338
Distribution and service fees	5,862
Administrative services fee	324
Payable for independent trustees’ compensation	862
Accrued expenses and other liabilities	48,702
Total liabilities	$12,233,978
Net assets	$244,126,067
Net assets consist of
Paid-in capital	$432,662,675
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(10,675,223)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(178,304,218)
Undistributed net investment income	442,833
Net assets	$244,126,067
Shares of beneficial interest outstanding	22,040,499

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$179,936,289	16,151,540	$11.14
Class B	12,291,919	1,129,262	10.88
Class C	49,365,358	4,532,891	10.89
Class W	1,106,133	98,988	11.17
Class R1	59,442	5,458	10.89
Class R2	59,741	5,458	10.94
Class R3	59,890	5,371	11.15
Class R4	1,247,295	111,531	11.18

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A which the maximum offering price per share was $11.82.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,491,799
Dividends from underlying funds	5,540
Interest	2,414
Foreign taxes withheld	(537)
Total investment income		$2,499,216
Expenses
Management fee	$984,990
Distribution and service fees	636,981
Shareholder servicing costs	270,872
Administrative services fee	31,694
Independent trustees’ compensation	6,158
Custodian fee	48,361
Shareholder communications	28,307
Auditing fees	17,679
Legal fees	4,895
Miscellaneous	70,825
Total expenses		$2,100,762
Fees paid indirectly	(129)
Reduction of expenses by investment adviser	(44,250)
Net expenses		$2,056,383
Net investment income		$442,833
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions		$(79,690,953)
Change in unrealized appreciation (depreciation) on investments		$45,520,649
Net realized and unrealized gain (loss) on investments		$(34,170,304)
Change in net assets from operations		$(33,727,471)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income (loss)	$442,833	$(113,028)
Net realized gain (loss) on investments and foreign currency transactions	(79,690,953)	(94,856,493)
Net unrealized gain (loss) on investments and foreign currency translation	45,520,649	(83,799,938)
Change in net assets from operations	$(33,727,471)	$(178,769,459)
Change in net assets from fund share transactions	$(38,547,074)	$218,901,393
Total change in net assets	$(72,274,545)	$40,131,934
Net assets
At beginning of period	316,400,612	276,268,678
At end of period (including undistributed net investment income of $442,833 and $0, respectively)	$244,126,067	$316,400,612

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.40		$20.02	$17.50	$16.77	$15.10	$13.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02	$(0.03)	$(0.03)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		(7.64)	3.55	1.84	2.34	2.07
Total from investment operations	$(1.26)		$(7.62)	$3.52	$1.81	$2.28	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(1.00)	$(1.08)	$(0.61)	$—
Net asset value, end of period	$11.14		$12.40	$20.02	$17.50	$16.77	$15.10
Total return (%) (r)(s)(t)	(10.16	)(n)	(38.06)	20.99	11.22	15.33	15.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.38	1.38	2.90	2.82	2.62
Expenses after expense reductions (f)	1.40	(a)	1.38	1.37	1.75	1.75	1.75
Net investment income (loss)	0.50	(a)	0.13	(0.14)	(0.19)	(0.39)	(0.55)
Portfolio turnover	121		196	141	168	107	133
Net assets at end of period (000 Omitted)	$179,936		$236,816	$210,954	$15,405	$11,078	$6,711

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007 (i)

Net asset value, beginning of period	$12.16		$19.75	$17.03
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.09)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.27)		(7.50)	2.84	(g)
Total from investment operations	$(1.28)		$(7.59)	$2.72
Net asset value, end of period	$10.88		$12.16	$19.75
Total return (%) (r)(s)(t)	(10.53	)(n)	(38.43)	15.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.03	1.98	(a)
Expenses after expense reductions (f)	2.08	(a)	2.03	1.98	(a)
Net investment loss	(0.19	)(a)	(0.53)	(0.85	)(a)
Portfolio turnover	121		196	141
Net assets at end of period (000 Omitted)	$12,292		$15,029	$13,484

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$12.16		$19.76	$17.38	$16.78	$15.11	$14.64
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.09)	$(0.15)	$(0.12)	$(0.04)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.26)		(7.51)	3.53	1.80	2.32	0.60
Total from investment operations	$(1.27)		$(7.60)	$3.38	$1.68	$2.28	$0.47
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(1.00)	$(1.08)	$(0.61)	$—
Net asset value, end of period	$10.89		$12.16	$19.76	$17.38	$16.78	$15.11
Total return (%) (r)(s)(t)	(10.44	)(n)	(38.46)	20.30	10.40	15.31	3.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.03	1.98	3.65	3.57	3.37	(a)
Expenses after expense reductions (f)	2.08	(a)	2.03	1.98	2.50	2.50	2.50	(a)
Net investment loss	(0.18	)(a)	(0.53)	(0.85)	(0.94)	(1.14)	(1.30	)(a)
Portfolio turnover	121		196	141	168	107	133
Net assets at end of period (000 Omitted)	$49,365		$61,857	$51,831	$139	$39	$—	(z)

See Notes to Financial Statements

Financial Highlights – continued

Class W	Six months ended 4/30/09		Year ended 10/31/08 (i)
	(unaudited)
Net asset value, beginning of period	$12.42		$17.96
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		(5.57	)(g)
Total from investment operations	$(1.25)		$(5.54)
Net asset value, end of period	$11.17		$12.42
Total return (%) (r)(s)	(10.06	)(n)	(30.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.13	(a)
Expenses after expense reductions (f)	1.18	(a)	1.12	(a)
Net investment income	0.75	(a)	0.30	(a)
Portfolio turnover	121		196
Net assets at end of period (000 Omitted)	$1,106		$1,430

Class R1	Six months ended 4/30/09		Year ended 10/31/08 (i)
	(unaudited)
Net asset value, beginning of period	$12.16		$18.32
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.26)		(6.12	)(g)
Total from investment operations	$(1.27)		$(6.16)
Net asset value, end of period	$10.89		$12.16
Total return (%) (r)(s)	(10.44	)(n)	(33.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.03	(a)
Expenses after expense reductions (f)	2.08	(a)	2.03	(a)
Net investment loss	(0.19	)(a)	(0.48	)(a)
Portfolio turnover	121		196
Net assets at end of period (000 Omitted)	$59		$66

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 4/30/09		Year ended 10/31/08 (i)
	(unaudited)
Net asset value, beginning of period	$12.19		$18.32
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.27)		(6.13	)(g)
Total from investment operations	$(1.25)		$(6.13)
Net asset value, end of period	$10.94		$12.19
Total return (%) (r)(s)	(10.25	)(n)	(33.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.53	(a)
Expenses after expense reductions (f)	1.58	(a)	1.52	(a)
Net investment income	0.30	(a)	0.02	(a)
Portfolio turnover	121		196
Net assets at end of period (000 Omitted)	$60		$67

Class R3	Six months ended 4/30/09		Year ended 10/31/08 (i)
	(unaudited)
Net asset value, beginning of period	$12.41		$18.62
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		(6.23	)(g)
Total from investment operations	$(1.26)		$(6.21)
Net asset value, end of period	$11.15		$12.41
Total return (%) (r)(s)	(10.15	)(n)	(33.35	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.27	(a)
Expenses after expense reductions (f)	1.33	(a)	1.27	(a)
Net investment income	0.55	(a)	0.28	(a)
Portfolio turnover	121		196
Net assets at end of period (000 Omitted)	$60		$67

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 4/30/09		Year ended 10/31/08 (i)
	(unaudited)
Net asset value, beginning of period	$12.43		$18.62
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		(6.23	)(g)
Total from investment operations	$(1.25)		$(6.19)
Net asset value, end of period	$11.18		$12.43
Total return (%) (r)(s)	(10.06	)(n)	(33.24	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.03	(a)
Expenses after expense reductions (f)	1.08	(a)	1.03	(a)
Net investment income	0.77	(a)	0.57	(a)
Portfolio turnover	121		196
Net assets at end of period (000 Omitted)	$1,247		$1,069

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, March 3, 2008 (Class W), January 3, 2007 (Class B), March 1, 2004 (Class C) and May 1, 2008, (Classes R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	Amount was less than $500.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Sector Rotational Fund (the fund) is a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is

Notes to Financial Statements (unaudited) – continued

generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what

Notes to Financial Statements (unaudited) – continued

value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$243,455,211	$—	$—	$243,455,211
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be

Notes to Financial Statements (unaudited) – continued

transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under

Notes to Financial Statements (unaudited) – continued

these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The fund declared no distributions for the year ended October 31, 2008.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$254,887,280
Gross appreciation	16,760,078
Gross depreciation	(28,192,147)
Net unrealized appreciation (depreciation)	$(11,432,069)

As of 10/31/08
Capital loss carryforwards	(97,856,419)
Net unrealized appreciation (depreciation)	(56,952,718)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/15	$(3,606,418)
10/31/16	(94,250,001)
$(97,856,419)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

Notes to Financial Statements (unaudited) – continued

MFS has engaged Valley Forge Capital Advisors, Inc., (Valley Forge) as a sub-adviser for the fund. MFS pays a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.35%
Next $1.5 billion of average daily net assets	0.30%
Next $2.5 billion of average daily net assets	0.25%
Average daily net assets in excess of $5 billion	0.20%

The fund is not responsible for paying a sub-advisory fee.

The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.75 % of the fund’s average daily net assets.

Prior to March 1, 2009, MFS as investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.05%	2.05%	1.15%	2.05%	1.55%	1.30%	1.05%

Effective March 1, 2009 the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, this reduction amounted to $43,479 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,111 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.32%	$312,422
Class B	0.75%	0.25%	1.00%	1.00%	64,519
Class C	0.75%	0.25%	1.00%	1.00%	258,894
Class W	0.10%	—	0.10%	0.10%	620
Class R1	0.75%	0.25%	1.00%	1.00%	304
Class R2	0.25%	0.25%	0.50%	0.50%	148
Class R3	—	0.25%	0.25%	0.25%	74
Total Distribution and Service Fees					$636,981

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009 the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, the 0.10% of the Class A distribution fee was paid by the fund.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$691
Class B	25,203
Class C	17,183

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $62,080, which equated to 0.0472% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,792.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0241% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The independent trustees do not currently receive compensation from the fund under this agreement.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,198 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $771, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $319,227,981 and $354,475,496, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,718,018	$30,126,100	14,264,446	$253,862,599
Class B	165,574	1,805,192	810,927	14,240,519
Class C	486,050	5,323,187	3,347,984	59,019,766
Class W	33,881	384,264	131,799	2,324,464
Class R1	—	—	5,458	100,000
Class R2	—	—	5,458	100,000
Class R3	—	—	5,371	100,000
Class R4	45,626	502,080	95,833	1,580,727
	3,449,149	$38,140,823	18,667,276	$331,328,075
Shares reacquired
Class A	(5,665,198)	$(61,966,267)	(5,704,387)	$(93,325,088)
Class B	(272,582)	(2,872,085)	(257,337)	(4,274,176)
Class C	(1,040,534)	(11,094,732)	(884,270)	(14,434,850)
Class W	(49,984)	(531,781)	(16,708)	(260,001)
Class R4	(20,147)	(223,032)	(9,781)	(132,567)
	(7,048,445)	$(76,687,897)	(6,872,483)	$(112,426,682)
Net change
Class A	(2,947,180)	$(31,840,167)	8,560,059	$160,537,511
Class B	(107,008)	(1,066,893)	553,590	9,966,343
Class C	(554,484)	(5,771,545)	2,463,714	44,584,916
Class W	(16,103)	(147,517)	115,091	2,064,463
Class R1	—	—	5,458	100,000
Class R2	—	—	5,458	100,000
Class R3	—	—	5,371	100,000
Class R4	25,479	279,048	86,052	1,448,160
	(3,599,296)	$(38,547,074)	11,794,793	$218,901,393

(i)	For the period from the class’ inception, March 3, 2008 (Class W) and May 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.

Class I shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $1,035 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	45,721,351	(43,754,735)	1,966,616

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,540	$1,966,616

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.